OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepaid expenses	$ 2,601	$ 2,132
Government authorities	3,426	2,317
Related parties	1,603	1,022
Other	857	773
Prepaid Expense and Other Assets, Current, Total	$ 8,487	$ 6,244